Property Plant and Equipment, Noncancellable Future Rentals Due (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Operating Leases, Future Minimum Payments Receivable [Abstract]
2015	$ 6,979
2016	5,689
2017	4,599
2018	3,576
2019	2,798
2020 and later	7,596
Total	$ 31,237